Gains (losses) from operating activities in the statement of income of expenses, included according to their nature - Revenue by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Revenue	$ 10,710,578	$ 2,862,315	$ 1,817,191
Specialty plant nutrition
Statement [Line Items]
Revenue	1,172,334	908,815	701,688
Iodine and derivatives
Statement [Line Items]
Revenue	754,339	437,931	334,657
Lithium and derivatives
Statement [Line Items]
Revenue	8,152,939	936,121	383,373
Potassium
Statement [Line Items]
Revenue	437,180	416,592	209,294
Industrial chemicals
Statement [Line Items]
Revenue	165,200	132,011	160,608
Other
Statement [Line Items]
Revenue	28,586	30,845	27,571
Chile
Statement [Line Items]
Revenue	223,148	219,648	153,745
Chile | Specialty plant nutrition
Statement [Line Items]
Revenue	128,829	136,523	100,353
Chile | Iodine and derivatives
Statement [Line Items]
Revenue	1,523	1,538	1,234
Chile | Lithium and derivatives
Statement [Line Items]
Revenue	1,854	901	399
Chile | Potassium
Statement [Line Items]
Revenue	64,409	50,573	23,963
Chile | Industrial chemicals
Statement [Line Items]
Revenue	1,199	4,125	4,059
Chile | Other
Statement [Line Items]
Revenue	25,334	25,988	23,737
Latin America and the Caribbean
Statement [Line Items]
Revenue	339,941	326,287	159,990
Latin America and the Caribbean | Specialty plant nutrition
Statement [Line Items]
Revenue	125,712	88,990	69,535
Latin America and the Caribbean | Iodine and derivatives
Statement [Line Items]
Revenue	16,328	10,198	10,843
Latin America and the Caribbean | Lithium and derivatives
Statement [Line Items]
Revenue	5,275	4,905	1,597
Latin America and the Caribbean | Potassium
Statement [Line Items]
Revenue	179,621	214,304	72,697
Latin America and the Caribbean | Industrial chemicals
Statement [Line Items]
Revenue	11,820	7,367	4,951
Latin America and the Caribbean | Other
Statement [Line Items]
Revenue	1,185	523	367
Europe
Statement [Line Items]
Revenue	932,558	482,765	380,125
Europe | Specialty plant nutrition
Statement [Line Items]
Revenue	196,930	179,744	145,896
Europe | Iodine and derivatives
Statement [Line Items]
Revenue	288,854	173,329	142,161
Europe | Lithium and derivatives
Statement [Line Items]
Revenue	390,832	75,674	49,719
Europe | Potassium
Statement [Line Items]
Revenue	27,275	33,948	30,029
Europe | Industrial chemicals
Statement [Line Items]
Revenue	27,725	18,662	11,585
Europe | Other
Statement [Line Items]
Revenue	942	1,408	735
North America
Statement [Line Items]
Revenue	914,187	558,002	427,570
North America | Specialty plant nutrition
Statement [Line Items]
Revenue	489,327	314,895	246,737
North America | Iodine and derivatives
Statement [Line Items]
Revenue	141,683	102,746	90,292
North America | Lithium and derivatives
Statement [Line Items]
Revenue	151,152	50,349	25,558
North America | Potassium
Statement [Line Items]
Revenue	71,711	57,682	39,432
North America | Industrial chemicals
Statement [Line Items]
Revenue	59,402	29,860	23,963
North America | Other
Statement [Line Items]
Revenue	912	2,470	1,588
Asia and Others
Statement [Line Items]
Revenue	8,300,744	1,275,613	695,761
Asia and Others | Specialty plant nutrition
Statement [Line Items]
Revenue	231,536	188,663	139,167
Asia and Others | Iodine and derivatives
Statement [Line Items]
Revenue	305,951	150,120	90,127
Asia and Others | Lithium and derivatives
Statement [Line Items]
Revenue	7,603,826	804,292	306,100
Asia and Others | Potassium
Statement [Line Items]
Revenue	94,164	60,085	43,173
Asia and Others | Industrial chemicals
Statement [Line Items]
Revenue	65,054	71,997	116,050
Asia and Others | Other
Statement [Line Items]
Revenue	$ 213	$ 456	$ 1,144